CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 45	$ 7,581
Trade receivables, net of provision of $3,263 and $2,227 for 2014 and 2013, respectively.	594	1,318
Insurance claims	0	186
Due from related party	433	1,167
Inventories	166	32
Deferred charges - current portion	16	1,210
Prepayments and other	689	839
Vessel held for sale	0	3,465
Total current assets	1,943	15,798
Vessels, net	50,484	71,834
Leased vessel, net	11,826	0
Total non-current assets	62,310	71,834
Total assets	64,253	87,632
CURRENT LIABILITIES:
Accounts payable	8,444	9,906
Convertible notes, net	166	115
Accrued liabilities	4,588	4,931
Unearned revenue	52	0
Derivative financial instruments - current portion	0	200
Lease - current portion	1,944	0
Bank loans - current portion	17,598	59,687
Total current liabilities	32,792	74,839
LONG - TERM LIABILITIES:
Lease - net of current portion	6,457	0
Total long - term liabilities	6,457	0
Total liabilities	39,249	74,839
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY:
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, Series C Convertible Preferred Stock, $0.001 par value, 85,000 shares designated, none and 56,000 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively. Series D Convertible Preferred Stock, $0.001 par value, 250,000 shares designated, 8,160 and none issued and outstanding at December 31, 2014 and December 31, 2013, respectively.	0	0
Common stock, $0.001 par value; 750,000,000 shares authorized, 115,470,692 and 22,753,868 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively.	115	23
Additional paid-in capital	209,816	185,009
Accumulated deficit	(184,927)	(172,239)
Total shareholders' equity	25,004	12,793
Total liabilities and shareholders' equity	$ 64,253	$ 87,632